Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.80% First and Refunding Mortgage Bonds, Series 2026A Due 2033
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.9985
Maximum Aggregate Offering Price	$ 599,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,735.71
Offering Note	"Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in Registration Statement No. 333-281011 filed on July 25, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.15% First and Refunding Mortgage Bonds, Series 204D Due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	"Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in Registration Statement No. 333-281011 filed on July 25, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.